WARRANTS (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Exercise Price	$ 53.19	$ 53.19	$ 202.50	$ 202.50	$ 202.50
Number of Warrants	365,974	365,974
Reclassification Of Employee Stock Options And Warrants [Member]
Number of Warrants		363,307
Remeasured fair value		$ 1,394,164
Warrant One [Member]
Exercise Price	$ 90.00	$ 90.00
Number of Warrants	15,658	15,658
Expiry Date	Mar. 31, 2023	Mar. 31, 2023
Warrant One [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 90.00
Number of Warrants		15,658
Expiry Date		Mar. 31, 2023
Expected life (years)		5 years
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 116,142
Warrant Two [Member]
Exercise Price	$ 73.02	$ 73.02
Number of Warrants	104,019	104,019
Expiry Date	Feb. 26, 2019	Feb. 26, 2019
Warrant Two [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 73.02
Number of Warrants		104,019
Expiry Date		Feb. 26, 2019
Expected life (years)		11 months 1 day
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 100,281
Warrant Three [Member]
Exercise Price	$ 73.02	$ 73.02
Number of Warrants	21,768	21,768
Expiry Date	Mar. 27, 2019	Mar. 27, 2019
Warrant Three [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 73.02
Number of Warrants		21,768
Expiry Date		Mar. 27, 2019
Expected life (years)		1 year
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 24,815
Warrant Four [Member]
Exercise Price	$ 73.02	$ 73.02
Number of Warrants	5,813	5,813
Expiry Date	Mar. 31, 2019	Mar. 31, 2019
Warrant Four [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 73.02
Number of Warrants		5,813
Expiry Date		Mar. 31, 2019
Expected life (years)		1 year
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 6,769
Warrant Five [Member]
Exercise Price	$ 73.02	$ 73.02
Number of Warrants	45,061	45,061
Expiry Date	Apr. 21, 2019	Apr. 21, 2019
Warrant Five [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 73.02
Number of Warrants		45,061
Expiry Date		Apr. 21, 2019
Expected life (years)		1 year 29 days
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 58,358
Warrant Six [Member]
Exercise Price	$ 73.02	$ 73.02
Number of Warrants	21,274	21,274
Expiry Date	May 27, 2019	May 27, 2019
Warrant Six [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 73.02
Number of Warrants		21,274
Expiry Date		May 27, 2019
Expected life (years)		1 year 1 month 28 days
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 32,276
Warrant Seven [Member]
Exercise Price	$ 73.02	$ 73.02
Number of Warrants	20,782	20,782
Expiry Date	Jun. 30, 2019	Jun. 30, 2019
Warrant Seven [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 73.02
Number of Warrants		20,782
Expiry Date		Jun. 30, 2019
Expected life (years)		1 year 3 months
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 36,116
Warrant Eight [Member]
Exercise Price	$ 44.28	$ 44.28
Number of Warrants	22,223	22,223
Expiry Date	Feb. 26, 2019	Feb. 26, 2019
Warrant Eight [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 44.28
Number of Warrants		22,223
Expiry Date		Feb. 26, 2019
Expected life (years)		11 months 1 day
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 38,423
Warrant Ten [Member]
Exercise Price	$ 9.375	$ 9.375
Number of Warrants	64,025	64,025
Expiry Date	Aug. 14, 2022	Aug. 14, 2022
Warrant Ten [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 9.375
Number of Warrants		64,025
Expiry Date		Aug. 14, 2022
Expected life (years)		4 years 4 months 17 days
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 593,355
Warrant Eleven [Member]
Exercise Price	$ 9.375	$ 9.375
Number of Warrants	42,684	42,684
Expiry Date	Mar. 31, 2022	Mar. 31, 2022
Warrant Eleven [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Exercise Price		$ 9.375
Number of Warrants		42,684
Expiry Date		Mar. 31, 2022
Expected life (years)		4 years
Risk free rate		1.59%
Dividend rate		0.00%
Forfeiture rate		0.00%
Expected volatility		135.00%
Remeasured fair value		$ 387,529